FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - ITHAX ACQUISITION CORP.	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Y $ / shares item	Dec. 31, 2021 Y $ / shares item	Feb. 01, 2021 Y $ / shares
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of trials to estimate value of warrants | item	100,000	100,000
Public Warrants | Ordinary Share Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			9.55
Public Warrants | Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			11.50
Public Warrants | Expected Life (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | Y			5
Public Warrants | Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.49
Public Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			19.00
Public Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.00
Public Warrants | Redemption Trigger (20 of 30 trading days)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			18.00
Private Warrants | Ordinary Share Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	9.96	9.82	9.55
Private Warrants | Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.50	11.5	11.50
Private Warrants | Expected Life (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | Y	5.01	5.26	5
Private Warrants | Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	3.10	1.3	0.49
Private Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	2.90	9.9	19.00
Private Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.00	0.00	0.00